STOCK-BASED COMPENSATION - Stock Option Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Options outstanding
Number outstanding (in shares) | shares	11,766,094	9,707,847	10,593,645
Weighted average remaining contractual life (years)	6 years 10 days
Weighted average exercise price (in dollars per share)	$ 58.58	$ 63.89	$ 63.88
Options outstanding
Number exercisable (in shares) | shares	7,322,180	6,135,190
Weighted average exercise price (in dollars per share)	$ 64.10	$ 63.69
$40.37 - $44.99
Options outstanding
Number outstanding (in shares) | shares	2,687,103
Weighted average remaining contractual life (years)	9 years 2 months 1 day
Weighted average exercise price (in dollars per share)	$ 40.37
Options outstanding
Number exercisable (in shares) | shares	0
Weighted average exercise price (in dollars per share)	$ 0
$40.37 - $44.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	40.37
$40.37 - $44.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $49.99
Options outstanding
Number outstanding (in shares) | shares	119,082
Weighted average remaining contractual life (years)	1 month 28 days
Weighted average exercise price (in dollars per share)	$ 49.95
Options outstanding
Number exercisable (in shares) | shares	119,082
Weighted average exercise price (in dollars per share)	$ 49.95
$45.00 - $49.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $49.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 49.99
$55.00 - $59.99
Options outstanding
Number outstanding (in shares) | shares	1,398,962
Weighted average remaining contractual life (years)	4 years 3 months 25 days
Weighted average exercise price (in dollars per share)	$ 58.46
Options outstanding
Number exercisable (in shares) | shares	1,179,245
Weighted average exercise price (in dollars per share)	$ 58.46
$55.00 - $59.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	55.00
$55.00 - $59.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 59.99
$60.00 - $64.99
Options outstanding
Number outstanding (in shares) | shares	2,300,957
Weighted average remaining contractual life (years)	4 years 6 months 3 days
Weighted average exercise price (in dollars per share)	$ 62.27
Options outstanding
Number exercisable (in shares) | shares	1,735,323
Weighted average exercise price (in dollars per share)	$ 62.40
$60.00 - $64.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	60.00
$60.00 - $64.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 64.99
$65.00 - $69.99
Options outstanding
Number outstanding (in shares) | shares	4,617,715
Weighted average remaining contractual life (years)	6 years 14 days
Weighted average exercise price (in dollars per share)	$ 65.58
Options outstanding
Number exercisable (in shares) | shares	3,646,255
Weighted average exercise price (in dollars per share)	$ 65.63
$65.00 - $69.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	65.00
$65.00 - $69.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 69.99
$70.00 - $73.00
Options outstanding
Number outstanding (in shares) | shares	642,275
Weighted average remaining contractual life (years)	3 years 1 month 28 days
Weighted average exercise price (in dollars per share)	$ 73.00
Options outstanding
Number exercisable (in shares) | shares	642,275
Weighted average exercise price (in dollars per share)	$ 73.00
$70.00 - $73.00 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	70.00
$70.00 - $73.00 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 73.00